Marketable Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Less than 12 months, Fair Value	$ 488	$ 5,355
Less than 12 months, Unrealized Loss	(5)	(702)
More than 12 months, Fair Value	20,023	10,447
More than 12 months, Unrealized Loss	(1,597)	(1,239)
Mutual funds
Marketable Securities [Line Items]
Less than 12 months, Fair Value	0	1,258
Less than 12 months, Unrealized Loss	0	(19)
More than 12 months, Fair Value	0	0
More than 12 months, Unrealized Loss	0	0
Government debentures
Marketable Securities [Line Items]
Less than 12 months, Fair Value	0	789
Less than 12 months, Unrealized Loss	0	(368)
More than 12 months, Fair Value	1,157	0
More than 12 months, Unrealized Loss	(440)	0
Corporate debentures
Marketable Securities [Line Items]
Less than 12 months, Fair Value	488	3,308
Less than 12 months, Unrealized Loss	(5)	(315)
More than 12 months, Fair Value	18,866	10,447
More than 12 months, Unrealized Loss	$ (1,157)	$ (1,239)